U.S. SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 24F-2
                    Annual Notice of Securities Sold
                        Pursuant to Rule 24f-2


1.  Name and address of Issuer:
       BBIF Tax Exempt Fund
       100 Bellevue Parkway
       Wilmington, DE 19809

2. Name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [X]

3.  Investment Company Act File Number:       811-21198

    Securities Act File Number:               333-99391

4.  (a) Last day of fiscal year for which this Form is filed: 03/31/2016

(b) [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).

(c) [ ] Check box if this is the last time the issuer will be filing this Form.

5.  Calculation of registration fees:
(i)  Aggregate sales price of securities sold during
the fiscal year pursuant to Section 24(f):               $3,052,326,521

(ii)  Aggregate price of securities redeemed
or repurchased during the fiscal year:       $3,034,298,729

(iii)  Aggregate price of securities redeemed
or repurchased during any prior fiscal year ending no earlier than October 31, 1995, that were not previously used to reduce registration fees payable to the Commission: $716,959,242

(iv)  Total available redemption credits
[add Items 5(ii)  and 5(iii)]:                         - $3,751,257,971


(v)  Net sales - if Item 5(i) is greater than Item
5(iv) [subtract Item 5(iv) from Item 5(i)]:              $0


(vi)  Redemption credits available for use
in future  years - if Item 5(i) is less
than Item 5(iv):                             $(698,931,450)

(vii)  Multiplier for determining registration fee
(see instruction C.9):                                   x  .0001007

(viii)  Registration fee due [multiply Item 5(v)
by Item 5(vii) (enter "0" if no fee is due)]              =    $0

6.  Prepaid Shares
  If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted
here:   0
If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this Form is filed that
are available for use by the issuer in future fiscal
years, then state that number here:  0

7.  Interest due - if this Form is being filed more than 90 days
after the end of the issuer's fiscal year (see instruction D):   $0

8.  Total of the amount of the registration fee due plus any
interest due [line 5(viii) plus line 7]:                         $0

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

       Method of Delivery:
       [ ] Wire Transfer
       [ ] Mail or other means


SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated:

By: /s/Scott Hilton
Scott Hilton
Assistant Treasurer

Date:  6/20/16